Shareholder Report	6 Months Ended	120 Months Ended
	Apr. 30, 2025 USD ($) Holding	Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB BOND FUND, INC.
Entity Central Index Key	0000003794
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000226939
Shareholder Report [Line Items]
Fund Name	AB Sustainable Thematic Credit Portfolio
Class Name	Class A
Trading Symbol	STHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Sustainable Thematic Credit Portfolio (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/STHAX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/STHAX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	Bloomberg US Corporate Bond Index
05/21	$9,579	$10,000
10/21	$9,770	$10,246
10/22	$7,671	$8,241
10/23	$7,857	$8,469
10/24	$8,943	$9,623
04/25	$9,058	$9,781

Average Annual Return [Table Text Block]
	6 Months	1 Year	Since Inception 05/10/21
Class A (without sales charges)	1.29%	7.20%	-1.40%
Class A (with sales charges)	-2.99%	2.62%	-2.46%
Bloomberg US Corporate Bond Index	1.64%	7.60%	-0.56%

Performance Inception Date		May 10, 2021
No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/STHAX-S for the most recent performance information.

AssetsNet	$ 267,045,227	$ 267,045,227
Holdings Count | Holding	345	345
Advisory Fees Paid, Amount	$ 544,058
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$267,045,227
# of Portfolio Holdings	345
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$544,058

Holdings [Text Block]

Security Type Breakdown

Value	Value
Corporates - Investment Grade	93.6%
Corporates - Non-Investment Grade	2.3%
Emerging Markets - Corporate Bonds	0.9%
Governments - Sovereign Bonds	0.5%
Supranationals	0.4%
Local Governments - US Municipal Bonds	0.0%
Short-Term Investments	1.3%
Other Assets less Liabilities	1.0%

Material Fund Change [Text Block]
C000226937
Shareholder Report [Line Items]
Fund Name	AB Sustainable Thematic Credit Portfolio
Class Name	Advisor Class
Trading Symbol	STHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Sustainable Thematic Credit Portfolio (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/STHYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/STHYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$30	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg US Corporate Bond Index
05/21	$10,000	$10,000
10/21	$10,212	$10,246
10/22	$8,038	$8,241
10/23	$8,253	$8,469
10/24	$9,418	$9,623
04/25	$9,551	$9,781

Average Annual Return [Table Text Block]
	6 Months	1 Year	Since Inception 05/10/21
Advisor Class	1.41%	7.46%	-1.15%
Bloomberg US Corporate Bond Index	1.64%	7.60%	-0.56%

Performance Inception Date		May 10, 2021
No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/STHYX-S for the most recent performance information.

AssetsNet	$ 267,045,227	$ 267,045,227
Holdings Count | Holding	345	345
Advisory Fees Paid, Amount	$ 544,058
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$267,045,227
# of Portfolio Holdings	345
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$544,058

Holdings [Text Block]

Security Type Breakdown

Value	Value
Corporates - Investment Grade	93.6%
Corporates - Non-Investment Grade	2.3%
Emerging Markets - Corporate Bonds	0.9%
Governments - Sovereign Bonds	0.5%
Supranationals	0.4%
Local Governments - US Municipal Bonds	0.0%
Short-Term Investments	1.3%
Other Assets less Liabilities	1.0%

Material Fund Change [Text Block]